                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Errol M. Rudman
Address:   540 Madison Avenue
           New York, NY  10022

Form 13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M. Rudman
Title:     Investment Manager
Phone:     (212) 909-9220

Signature, Place, and Date of Signing:

    /s/ Errol M. Rudman     New York, New York February 14, 2001
    _____________________   __________________ _______________
         [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $517,081
                                            [thousands]


List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    None

                   Form 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------        --------    --------       --------             ---------      --------      --------
                                               MARKET                                                       VOTING AUTHORITY
                    TITLE          CUSIP       VALUE     SHRS OR    SH/   PUT/    INVESTMENT     OTHER     (a)    (b)    (c)
NAME OF ISSUER     OF CLASS        NUMBER      [X1000]   PRN AMT    PRN   CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      ------    -------    ---   ----    ----------     --------  ----  ------  ----
AT&T CORP LIBERTY
  MEDIA GROUP      COMMON          001957208    20854     1537600   SH               SOLE                 1537600
AKAMAI
  TECHNOLOGIES
  INC              COMMON          00971T101     2802      133025   SH               SOLE                  133025
AMGEN CORP         COMMON          031162100    33022      516478   SH               SOLE                  516478
AMPHENOL CORP
  NEW-CL A         COMMON          032095101    25465      649836   SH               SOLE                  649836
BANK ONE CORP      COMMON          06423A103    15225      415700   SH               SOLE                  415700
BIOSPHERE MEDICAL
  INC              COMMON          09066V103      230       19600   SH               SOLE                   19600
CABLEVISION
  SYSTEMS
  CORP-CL A        COMMON          12686C109    41982      494267   SH               SOLE                  494267
CITIGROUP INC      COMMON          172967101    48113      942235   SH               SOLE                  942235
GLENAYRE
  TECHNOLOGIES
  INC              COMMON          377899109      590      167200   SH               SOLE                  167200
HCA - THE
  HEALTHCARE
  COMPANY          COMMON          404119109    29922      679899   SH               SOLE                  679899
KEMET CORP         COMMON          488360108     1437       95000   SH               SOLE                   95000
LNR PROPERTY CORP  COMMON          501940100     1621       73700   SH               SOLE                   73700
LIBERTY DIGITAL
  INC              COMMON          530436104      211       41730   SH               SOLE                   41730
LIFEPOINT
  HOSPITALS INC    COMMON          53219L109    23631      471445   SH               SOLE                  471445
MOHAWK INDUSTRIES
  INC              COMMON          608190104    40214     1469000   SH               SOLE                 1469000
NEUBERGER BERMAN
  INC.             COMMON          641234109    22681      279800   SH               SOLE                  279800
NEWS CORP
  LTD-ADR NEW      COMMON          652487703     3960      122800   SH               SOLE                  122800
OGDEN CORP         COMMON          676346109     5676      369200   SH               SOLE                  369200
REGENERON
  PHARMACEUTICALS
  INC              COMMON          75886F107    17267      489630   SH               SOLE                  489630





                                4




REPUBLIC SERVICES
  INC              COMMON          760759100     2063      120000   SH               SOLE                  120000
SEPRACOR INC       COMMON          817315104    36161      451306   SH               SOLE                  451306
SHAW INDUSTRIES
  INC              COMMON          820286102    17975      949200   SH               SOLE                  949200
SOTHEBYS HOLDINGS
  INC-CL A         COMMON          835898107     8541      368350   SH               SOLE                  368350
TICKETMASTER
  ONLINE-
  ITYSEARCH        COMMON          88633P203      870      103857   SH               SOLE                  103857
TIME WARNER
  TELECOM INC      COMMON          887319101     7289      114900   SH               SOLE                  114900
USA NETWORKS INC   COMMON          902984103    17973      924644   SH               SOLE                  924644
VCAMPUS CORP       COMMON          92240C100      476      563635   SH               SOLE                  563635
WASTE MANAGEMENT
  INC DEL          COMMON          94106L109    10032      361500   SH               SOLE                  361500
STEWART W.P.
  & CO LTD         COMMON          G84922106     1950       75000   SH               SOLE                   75000
XOMA LTD-
  BERMUDA)         COMMON          G9825R107     3316      340100   SH               SOLE                  340100
AMGEN CORP         PUT             031162100     3024       47300   SH    PUT        SOLE                   47300
CABLEVISION
  SYSTEMS
  CORP-CL A        PUT             12686C109    12724      149800   SH    PUT        SOLE                  149800
CHASE MANHATTAN
  CORP NEW         CALL            16161A108    55861     1229400   SH    CALL       SOLE                 1229400
PROCTER &
  GAMBLE CO        CALL            742718109     3922       50000   SH    CALL       SOLE                   50000
                                               517081























                                5
70300000.AO4